Investments in Affiliates (Related Party Transactions with Affiliates, Accounted for by Equity Method) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	¥ 6,005	¥ 4,139
Affiliates
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	5,684	3,825
Kyocera's trade receivables from affiliates	79	131
Kyocera's equity in earnings of affiliates	(746)	296	¥ (228)
Kyocera's sales to affiliates	¥ 252	¥ 273	¥ 303